SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Shipping and handling costs, Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development expenses	$ 45,167	$ 47,045	$ 44,193
Shipping and Handling
Selling and distribution expenses	$ 134,248	$ 88,079	$ 69,855